Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Lease Maturities
Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum finance lease payments as of December 31, 2019 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
Year ending December 31:
2020	$5,006	$57
2021	4,093	117
2022	3,269	102
2023	3,226	82
2024	3,226	34
Thereafter	30,000	—
Total lease payments	$48,820	$392
Less:
Imputed interest/present value discount	(24,599)	$(71)
Present value of lease liabilities	$24,221	$321
As of December 31, 2018, our contractual obligations for future minimum lease payments with initial or remaining noncancelable lease terms in excess of one year are as follows:

Payments Due by Periods
(In thousands)
< 1 year	4,072
1-3 years	7,772
3-5 years	7,310
> 5 years	32,339
Total	51,493

Summary of Finance Lease Maturities
Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum finance lease payments as of December 31, 2019 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
Year ending December 31:
2020	$5,006	$57
2021	4,093	117
2022	3,269	102
2023	3,226	82
2024	3,226	34
Thereafter	30,000	—
Total lease payments	$48,820	$392
Less:
Imputed interest/present value discount	(24,599)	$(71)
Present value of lease liabilities	$24,221	$321